Condensed Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Feb. 08, 2023	$ 60			$ 60
Balance, shares at Feb. 08, 2023	6,000,000
Net income (loss)			(2,168)	(2,168)
Balance at Dec. 31, 2023	$ 60		(2,168)	(2,108)
Balance, shares at Dec. 31, 2023	6,000,000
Net income (loss)			99	99
Balance at Jun. 30, 2024	$ 60		(2,069)	(2,009)
Balance, shares at Jun. 30, 2024	6,000,000
Balance at Dec. 31, 2023	$ 60		(2,168)	(2,108)
Balance, shares at Dec. 31, 2023	6,000,000
Net income (loss)			(16,198)	(16,198)
Balance at Dec. 31, 2024	$ 60		(18,366)	(18,306)
Balance, shares at Dec. 31, 2024	6,000,000
Net income (loss)			(595,752)	(595,752)
Stock-based compensation expense		166,667		166,667
Issuance of restricted stock awards	$ 20			20
Issuance of restricted stock awards, shares	2,000,000
Balance at Jun. 30, 2025	$ 80	$ 166,667	$ (614,118)	$ (447,371)
Balance, shares at Jun. 30, 2025	8,000,000